Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000017258 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Asset Strategy Fund (Class Y) – including sales charge
Accumulated Value	$ 10,000		$ 10,498.08	$ 11,878.98	$ 12,200.07	$ 10,902.15	$ 15,781.35	$ 16,585.2	$ 15,802.66	$ 18,986.73	$ 20,206.12	$ 22,832.71
C000146677 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Asset Strategy Fund (Class R6) – including sales charge
Accumulated Value	10,000.01		10,540.29	11,979.2	12,342.2	11,068.52	16,087.62	16,969.56	16,224.3	19,542.93	20,872.42	23,669.65
C000045541 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Asset Strategy Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		10,522.32	11,941.31	12,290.62	11,007.29	15,977.8	16,830.93	16,060.71	19,350.64	20,645.18	23,387.84
C000066833 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Asset Strategy Fund (Class R) – including sales charge
Accumulated Value	10,000		10,465.34	11,798.96	12,073.23	10,753.57	15,512.87	16,245.25	15,417.36	18,482.22	19,620.41	22,108.94
C000017257 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Asset Strategy Fund (Class C) – including sales charge
Accumulated Value	9,999.99		10,422.74	11,704.21	11,936.97	10,580.1	15,203.61	15,851.67	14,932.94	17,809.35	18,960.17	21,421.25
C000017255 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Asset Strategy Fund (Class A) – including sales charge
Accumulated Value	9,425.35		9,891.41	11,188.25	11,487.16	10,258.79	14,854.02	15,607.66	14,861.03	17,853.3	18,998	21,474.06
C000017264 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Science and Technology Fund (Class A) – including sales charge
Accumulated Value	9,425		11,518.93	14,207.07	16,000.34	16,476.65	27,623.97	27,565.87	24,169.4	34,049.92	35,087.42	50,686.55
C000017266 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Science and Technology Fund (Class C) – including sales charge
Accumulated Value	9,999.99		12,135.12	14,858.38	16,610.74	16,970.94	28,234.58	27,951.22	24,277.13	33,944.31	34,978.59	50,529.35
C000017263 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Science and Technology Fund (Class R) – including sales charge
Accumulated Value	10,000		12,184.82	14,976.32	16,807.57	17,238.93	28,787.15	28,604.41	24,993.77	35,115.93	36,100.45	52,014.3
C000045542 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Science and Technology Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		12,255.89	15,152.23	17,103.44	17,646.71	29,639.79	29,628.39	26,038.55	36,766.83	37,986.11	55,014.77
C000146678 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Science and Technology Fund (Class R6) – including sales charge
Accumulated Value	9,999.98		12,273.78	15,196.87	17,183.1	17,756.46	29,869.34	29,902.49	26,307.25	37,172.94	38,439.01	55,705.79
C000017267 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Science and Technology Fund (Class Y) – including sales charge
Accumulated Value	10,000.01		12,225.88	15,078.7	16,984.23	17,490.11	29,321.13	29,255.64	25,644.29	36,126.94	37,233.22	53,778.57
C000017272 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Small Cap Growth Fund (Class Y) – including sales charge
Accumulated Value	10,000		12,371	14,938	16,107	13,312	24,538	22,528	19,169	22,415	20,674	25,427
C000146679 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Small Cap Growth Fund (Class R6) – including sales charge
Accumulated Value	10,000		12,424	15,064	16,297	13,525	25,033	23,061	19,679	23,098	21,380	26,397
C000045543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Small Cap Growth Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		12,403	15,012	16,235	13,476	24,931	22,966	19,595	22,983	21,244	26,194
C000017268 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Small Cap Growth Fund (Class R) – including sales charge
Accumulated Value	10,000		12,332	14,833	15,934	13,130	24,119	22,053	18,705	21,829	20,090	24,653
C000017271 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Small Cap Growth Fund (Class C) – including sales charge
Accumulated Value	10,000		12,280	14,714	15,742	12,917	23,613	21,514	18,167	21,081	19,440	23,906
C000017269 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Small Cap Growth Fund (Class A) – including sales charge
Accumulated Value	9,425		11,650	14,060	15,151	12,522	23,082	21,183	18,027	21,087	19,446	23,913
C000017277 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Core Equity Fund (Class A) – including sales charge
Accumulated Value	9,425		10,405	12,102	12,775	12,319	19,412	22,105	20,621	27,051	29,199	33,073
C000017279 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Core Equity Fund (Class C) – including sales charge
Accumulated Value	10,000		10,960	12,646	13,246	12,658	19,786	22,328	20,658	26,895	29,031	32,883
C000122149 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Core Equity Fund (Class R) – including sales charge
Accumulated Value	10,000		11,001	12,752	13,410	12,883	20,217	22,929	21,329	27,906	30,046	33,945
C000045545 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Core Equity Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		11,076	12,915	13,670	13,207	20,857	23,778	22,243	29,248	31,656	35,939
C000146680 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Core Equity Fund (Class R6) – including sales charge
Accumulated Value	10,000		11,085	12,942	13,720	13,277	20,996	23,984	22,441	29,532	31,985	36,330
C000017280 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Core Equity Fund (Class Y) – including sales charge
Accumulated Value	10,000		11,075	12,914	13,665	13,205	20,830	23,745	22,170	29,071	31,392	35,560
C000017284 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura High Income Fund (Class Y) – including sales charge
Accumulated Value	10,000		11,830	12,480	12,847	11,305	14,489	14,644	13,772	15,335	15,654	16,447
C000146681 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura High Income Fund (Class R6) – including sales charge
Accumulated Value	10,000		11,880	12,580	13,000	11,483	14,771	14,981	14,141	15,788	16,198	17,076
C000045546 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura High Income Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		11,859	12,541	12,939	11,411	14,657	14,845	13,997	15,624	15,989	16,869
C000122150 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura High Income Fund (Class R) – including sales charge
Accumulated Value	10,000		11,791	12,394	12,713	11,145	14,229	14,326	13,434	14,922	15,195	15,952
C000017283 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura High Income Fund (Class C) – including sales charge
Accumulated Value	10,000		11,749	12,305	12,576	10,986	13,984	14,033	13,102	14,481	14,808	15,558
C000017281 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura High Income Fund (Class A) – including sales charge
Accumulated Value	9,425		11,153	11,766	12,109	10,655	13,656	13,802	12,980	14,454	14,780	15,529
C000017290 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Large Cap Growth Fund (Class A) – including sales charge
Accumulated Value	9,425		10,754	13,276	15,089	15,417	23,554	27,444	24,909	33,353	35,118	35,841
C000017292 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Large Cap Growth Fund (Class C) – including sales charge
Accumulated Value	10,000		11,324	13,882	15,652	15,869	24,036	27,775	25,005	33,231	34,989	35,709
C000017289 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Large Cap Growth Fund (Class R) – including sales charge
Accumulated Value	10,000		11,377	14,001	15,852	16,129	24,544	28,488	25,768	34,415	36,156	36,814
C000045547 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Large Cap Growth Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		11,442	14,165	16,146	16,550	25,364	29,641	26,976	36,213	38,229	39,117
C000146682 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Large Cap Growth Fund (Class R6) – including sales charge
Accumulated Value	10,000		11,459	14,209	16,207	16,619	25,473	29,779	27,096	36,389	38,445	39,371
C000017293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Large Cap Growth Fund (Class Y) – including sales charge
Accumulated Value	10,000		11,427	14,120	16,042	16,394	25,046	29,182	26,475	35,450	37,331	38,098
C000017302 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Growth Fund (Class Y) – including sales charge
Accumulated Value	10,000		11,408	14,216	16,451	15,277	28,307	27,772	24,970	28,831	25,148	25,808
C000146684 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Growth Fund (Class R6) – including sales charge
Accumulated Value	10,000		11,451	14,322	16,640	15,514	28,856	28,411	25,626	29,679	25,972	26,760
C000045549 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Growth Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		11,431	14,276	16,577	15,457	28,750	28,302	25,528	29,546	25,832	26,589
C000017298 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Growth Fund (Class R) – including sales charge
Accumulated Value	10,000		11,368	14,115	16,273	15,057	27,799	27,161	24,352	28,042	24,393	24,988
C000017301 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Growth Fund (Class C) – including sales charge
Accumulated Value	10,000		11,319	13,994	16,080	14,812	27,247	26,519	23,657	27,102	23,638	24,259
C000017299 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Growth Fund (Class A) – including sales charge
Accumulated Value	9,425		10,742	13,380	15,483	14,368	26,635	26,129	23,499	27,126	23,659	24,281
C000030961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Climate Solutions Fund (Class A) – including sales charge
Accumulated Value	9,425		11,656.44	10,154.25	8,308.02	2,857.26	5,549.76	8,837.5	9,162.92	8,803.45	8,317.5	11,972.3
C000030963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Climate Solutions Fund (Class C) – including sales charge
Accumulated Value	10,000		12,291.66	10,624.99	8,630.95	2,946.43	5,688.57	8,986.49	9,244.8	8,822.43	8,335.43	11,998.09
C000122152 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Climate Solutions Fund (Class R) – including sales charge
Accumulated Value	10,000		12,347.99	10,728.83	8,751.73	2,998.45	5,799.09	9,209.05	9,513.98	9,119.72	8,597.98	12,340.01
C000045550 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Climate Solutions Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		12,421.24	10,852.42	8,915.46	3,077.42	6,003.31	9,599.2	9,979.74	9,611.81	9,100.58	13,134.57
C000146685 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Climate Solutions Fund (Class R6) – including sales charge
Accumulated Value	10,000		12,441.65	10,889.1	8,946.23	3,090.52	6,029.87	9,628.6	10,016.85	9,658.74	9,159.08	13,243.25
C000030964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Climate Solutions Fund (Class Y) – including sales charge
Accumulated Value	10,000		12,387.52	10,804.55	8,840.93	3,042.24	5,911.26	9,413.26	9,760.43	9,380.66	8,852.36	12,744.67
C000073859 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Balanced Fund (Class Y) – including sales charge
Accumulated Value	10,000.01		10,850.02	11,548.37	12,266.34	11,463.07	16,370.32	17,121.81	15,973.13	19,064.7	20,305.1	22,180.3
C000146686 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Balanced Fund (Class R6) – including sales charge
Accumulated Value	10,000.01		10,892.63	11,640.06	12,414.96	11,649.85	16,698.63	17,520.87	16,401.63	19,636.42	20,982.94	22,999.42
C000073858 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Balanced Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		10,874.46	11,599.11	12,353.74	11,572.63	16,566.37	17,365.44	16,233.5	19,420.39	20,733.29	22,716.37
C000122153 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Balanced Fund (Class R) – including sales charge
Accumulated Value	10,000		10,812.24	11,465.74	12,142.94	11,305.66	16,088.68	16,756.35	15,588.4	18,556.75	19,712.99	21,480.99
C000073856 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Balanced Fund (Class C) – including sales charge
Accumulated Value	10,000.01		10,772.38	11,385.75	12,006.94	11,138.25	15,796.33	16,392.42	15,149.26	17,953.21	19,116.41	20,889.35
C000073854 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Balanced Fund (Class A) – including sales charge
Accumulated Value	9,425		10,221.74	10,879.07	11,559.2	10,802.57	15,427.42	16,132.59	15,049.5	17,962.82	19,126.64	20,900.53
C000073860 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Global Growth Fund (Class A) – including sales charge
Accumulated Value	9,425		10,252.28	12,089.36	12,466.29	11,018.02	17,392.31	17,887.78	17,086.4	21,439	22,501.95	25,485.38
C000073863 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Global Growth Fund (Class C) – including sales charge
Accumulated Value	10,000.01		10,793.94	12,627.75	12,922.2	11,317.66	17,706.54	18,037.99	17,082.03	21,265.19	22,319.52	25,278.78
C000122154 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Global Growth Fund (Class R) – including sales charge
Accumulated Value	9,999.99		10,852.08	12,760.44	13,120.22	11,555.91	18,181.11	18,628.27	17,743.98	22,203.63	23,244.66	26,256.83
C000073865 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Global Growth Fund (Institutional Class) – including sales charge
Accumulated Value	9,999.99		10,911.82	12,904.76	13,347.53	11,832.95	18,728.77	19,304.23	18,486.56	23,259.04	24,460.59	27,767.45
C000146687 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Global Growth Fund (Class R6) – including sales charge
Accumulated Value	10,000		10,931.86	12,948.9	13,413.89	11,903.02	18,866.32	19,474.14	18,659.39	23,486.96	24,727.66	28,101.64
C000073861 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Global Growth Fund (Class Y) – including sales charge
Accumulated Value	10,000.02		10,886.48	12,841.67	13,248.47	11,707.23	18,481.56	19,007.8	18,153.4	22,778.59	23,898.51	27,068.92
C000073889 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Systematic Emerging Markets Equity Fund (Class Y) – including sales charge
Accumulated Value	10,000		12,478	15,920	14,219	11,688	21,202	17,125	15,176	16,731	17,443	22,627
C000146689 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Systematic Emerging Markets Equity Fund (Class R6) – including sales charge
Accumulated Value	10,000		12,534	16,052	14,395	11,882	21,626	17,540	15,600	17,267	18,080	23,548
C000073894 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Systematic Emerging Markets Equity Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		12,514	16,022	14,365	11,852	21,573	17,483	15,547	17,187	17,966	23,369
C000122158 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Systematic Emerging Markets Equity Fund (Class R) – including sales charge
Accumulated Value	10,000		12,439	15,817	14,072	11,529	20,837	16,772	14,832	16,314	16,962	21,957
C000073892 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Systematic Emerging Markets Equity Fund (Class C) – including sales charge
Accumulated Value	10,000		12,373	15,659	13,880	11,321	20,379	16,338	14,375	15,737	16,416	21,292
C000073890 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Systematic Emerging Markets Equity Fund (Class A) – including sales charge
Accumulated Value	9,425		11,755	14,980	13,369	10,981	19,898	16,067	14,232	15,691	16,368	21,230
C000073896 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Real Estate Securities Fund (Class A) – including sales charge
Accumulated Value	9,425		9,428.93	9,185.84	10,731.64	9,084.7	12,195.38	15,475.99	12,340.05	13,147.78	14,317.22	15,705.74
C000073898 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Real Estate Securities Fund (Class C) – including sales charge
Accumulated Value	10,000.01		9,927.79	9,604.23	11,131.26	9,351.48	12,440.01	15,642.32	12,364.98	13,072.16	14,234.89	15,615.44
C000073901 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Real Estate Securities Fund (Class R) – including sales charge
Accumulated Value	10,000.01		9,981.95	9,703.27	11,311	9,556.29	12,793.94	16,190.59	12,879.34	13,685.65	14,871.84	16,267.17
C000073900 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Real Estate Securities Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		10,038.88	9,820.66	11,511.13	9,783.34	13,176.33	16,776.37	13,417.33	14,326.99	15,647.2	17,196.8
C000146690 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Real Estate Securities Fund (Class R6) – including sales charge
Accumulated Value	10,000.01		10,056.24	9,850.96	11,566.72	9,847.32	13,278.03	16,927.3	13,542.84	14,481.9	15,836.91	17,438.59
C000073895 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Real Estate Securities Fund (Class Y) – including sales charge
Accumulated Value	10,000		10,018.89	9,777.06	11,437.86	9,698.13	13,039.14	16,557.12	13,209.15	14,068.91	15,324.37	16,809.86
C000073902 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Smid Cap Core Fund (Class Y) – including sales charge
Accumulated Value	10,000		12,874	13,647	14,528	11,175	19,470	19,238	17,892	21,602	21,658	25,420
C000146691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Smid Cap Core Fund (Class R6) – including sales charge
Accumulated Value	10,000		12,925	13,759	14,704	11,363	19,881	19,724	18,398	22,292	22,430	26,419
C000073907 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Smid Cap Core Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		12,905	13,716	14,647	11,316	19,807	19,649	18,335	22,187	22,297	26,237
C000122159 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Smid Cap Core Fund (Class R) – including sales charge
Accumulated Value	10,000		12,827	13,558	14,377	11,025	19,151	18,851	17,492	21,057	21,056	24,658
C000073905 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Smid Cap Core Fund (Class C) – including sales charge
Accumulated Value	10,000		12,772	13,438	14,188	10,837	18,727	18,365	16,950	20,301	20,360	23,900
C000073903 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Smid Cap Core Fund (Class A) – including sales charge
Accumulated Value	9,425		12,111	12,835	13,643	10,487	18,263	18,041	16,774	20,247	20,306	23,837
C000073942 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Global Bond Fund (Class A) – including sales charge
Accumulated Value	9,425		10,160.9	10,381.01	10,740.78	10,451.73	11,890.64	11,368.75	11,141.72	11,608.89	12,052	12,423.74
C000073939 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Global Bond Fund (Class C) – including sales charge
Accumulated Value	10,000		10,712.63	10,862.88	11,157.33	10,775.74	12,156.45	11,544.55	11,234.71	11,611.79	12,055	12,426.85
C000122165 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Global Bond Fund (Class R) – including sales charge
Accumulated Value	10,000		10,728.43	10,917.62	11,233.01	10,878.48	12,306.64	11,719.02	11,448.01	11,903	12,320	12,669.85
C000073940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Global Bond Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		10,819.44	11,082.24	11,495.13	11,213.87	12,772.76	12,251.34	12,035.8	12,570.72	13,070.17	13,508.1
C000146697 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Global Bond Fund (Class R6) – including sales charge
Accumulated Value	10,000		10,806.4	11,069.74	11,484.6	11,206.24	12,777.69	12,249.26	12,035.05	12,576.89	13,108	13,564.34
C000073941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Global Bond Fund (Class Y) – including sales charge
Accumulated Value	10,000		10,781.31	11,025.76	11,395.99	11,089.17	12,615.57	12,074.31	11,825.66	12,323.55	12,796	13,190.78
C000073948 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Natural Resources Fund (Class Y) – including sales charge
Accumulated Value	10,000		11,862.81	11,917.66	10,841.86	6,461.95	10,296.07	14,422.62	13,708.91	14,339.3	14,082.81	22,833.55
C000146698 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Natural Resources Fund (Class R6) – including sales charge
Accumulated Value	10,000		11,900.43	12,008.33	10,962.1	6,564.98	10,500.12	14,764.58	14,081.38	14,770.82	14,562.16	23,716
C000073946 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Natural Resources Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		11,888.42	11,973.33	10,911.91	6,518.58	10,420.15	14,619.14	13,928.54	14,615.14	14,385.63	23,381.18
C000073947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Natural Resources Fund (Class R) – including sales charge
Accumulated Value	9,999.99		11,810.83	11,826.99	10,719.48	6,375.09	10,115.23	14,121.04	13,385.88	13,965.58	13,685.78	22,125.5
C000073944 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Natural Resources Fund (Class C) – including sales charge
Accumulated Value	10,000		11,744.07	11,687.2	10,549.76	6,221.97	9,819.88	13,595.71	12,812.47	13,311.32	13,071.35	21,192.08
C000073949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Natural Resources Fund (Class A) – including sales charge
Accumulated Value	9,425		11,142.98	11,165.57	10,126.56	6,016.75	9,547.06	13,314.91	12,644.57	13,230.53	12,992.02	21,063.47
C000073961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura International Core Equity Fund (Class A) – including sales charge
Accumulated Value	9,425		10,776.68	12,105.16	11,067.7	8,995.62	13,549.37	13,376.61	13,303.68	15,206.64	15,936.08	17,248
C000073958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura International Core Equity Fund (Class C) – including sales charge
Accumulated Value	10,000		11,351.45	12,664.22	11,506.17	9,285.08	13,893.63	13,620.29	13,453.21	15,257.01	15,988.87	17,313.26
C000122166 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura International Core Equity Fund (Class R) – including sales charge
Accumulated Value	10,000		11,395.15	12,767.52	11,641.48	9,437.47	14,163.91	13,940.86	13,832.86	15,769.82	16,478.45	17,802.32
C000073960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura International Core Equity Fund (Institutional Class) – including sales charge
Accumulated Value	10,000.01		11,458.1	12,913.33	11,854.03	9,684.72	14,649.82	14,520.85	14,496.22	16,611.37	17,441.52	18,934.12
C000146700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura International Core Equity Fund (Class R6) – including sales charge
Accumulated Value	9,999.99		11,483.18	12,954.9	11,903.37	9,724.25	14,701.96	14,580.28	14,548.03	16,684.4	17,541.58	19,069.71
C000073956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura International Core Equity Fund (Class Y) – including sales charge
Accumulated Value	10,000.01		11,433.73	12,853.56	11,754.54	9,562	14,415.25	14,234.21	14,168.69	16,190.49	16,958.99	18,364.01
C000146480 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Income Opportunities Fund (Class Y) – including sales charge
Accumulated Value	10,000		11,709.55	12,879.8	13,582.16	10,880.71	18,479.17	19,519.76	18,606.34	22,366.08	22,520.9	24,627.73
C000146481 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Income Opportunities Fund (Class R6) – including sales charge
Accumulated Value	10,000		11,753.58	12,979.53	13,738.99	11,050.32	18,849.83	19,990.22	19,116	23,058.98	23,304.45	25,571.87
C000146478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Income Opportunities Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		11,749	12,959.77	13,694.88	11,020.76	18,799.43	19,937.09	19,056.65	22,978.9	23,195.31	25,424.36
C000146479 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Income Opportunities Fund (Class R) – including sales charge
Accumulated Value	10,000		11,658.3	12,785.18	13,430.43	10,724.39	18,147.4	19,104.82	18,150.96	21,781.69	21,878.24	23,857
C000146476 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Income Opportunities Fund (Class C) – including sales charge
Accumulated Value	10,000		11,618.96	12,699.57	13,280.82	10,558.92	17,803.36	18,667.02	17,655.37	21,074.2	21,222.72	23,209.87
C000146475 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Mid Cap Income Opportunities Fund (Class A) – including sales charge
Accumulated Value	9,425		11,033.22	12,134.01	12,785.65	10,248.7	17,391.96	18,384.25	17,515.33	21,061.82	21,222	23,196.19
MSCI ACWI Index C000017255 net [Member]
Account Value [Line Items]
Accumulated Value			11,504.18	13,212.08	13,555.77	12,030.05	18,598.44	19,952.16	18,468.17	22,755.57	24,382.62	29,261.65
MSCI ACWI Index gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (gross)
Accumulated Value	10,000		11,568.59453	13,354.80741	13,777.32782	12,294.60244	19,094.28714	20,570.98211	19,138.60772	23,694.72219	25,501.58067	30,735.16968
MSCI ACWI Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (net)
Accumulated Value	10,000		11,504.17655	13,212.08211	13,555.76518	12,030.04868	18,598.44009	19,952.16448	18,468.1699	22,755.56744	24,382.61999	29,261.64795
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,717.22648	13,356.67872	14,625.09482	13,604.56712	21,270.96617	24,598.97668	22,697.85837	29,480.24304	31,912.85092	37,594.43914
S And P North American Technology Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P North American Technology Sector Index
Accumulated Value	10,000		12,673.64084	16,617.04441	19,226.10809	19,950.52197	34,318.3813	37,309.41985	32,932.27366	50,377.84693	52,657.53865	69,652.63714
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000		11,807	13,438	14,616	13,282	21,587	24,161	22,088	28,558	30,620	36,157
ICE BofA US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US High Yield Constrained Index
Accumulated Value	10,000		11,687	12,119	12,838	11,880	14,639	14,596	14,074	15,631	16,818	17,978
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Index
Accumulated Value	10,000		10,044.04947	10,164.85165	10,620.31923	11,569.10991	11,651.28199	11,167.51061	10,633.29975	10,813.88722	11,341.56206	11,834.7554
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Accumulated Value	10,000		11,742.8072	13,384.2895	14,629.1513	13,454.9917	21,606.9943	24,474.2476	22,420.0044	29,116.398	31,393.5371	36,964.1245
MSCI ACWI Investable Market Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Investable Market Index (net)
Accumulated Value	10,000		11,537.10347	13,271.25447	13,521.6108	11,800.73783	18,595.46367	19,766.74937	18,247.76373	22,344.94565	23,752.93498	28,656.65324
MSCI ACWI Investable Market Index gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Investable Market Index (gross)
Accumulated Value	10,000		11,599.839	13,410.43124	13,736.34583	12,053.5227	19,079.29656	20,366.30642	18,897.44871	23,251.56351	24,826.86941	30,080.88075
MSCI Emerging Markets Index gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (gross)
Accumulated Value	10,000		11,765	14,750	13,709	11,329	18,004	16,010	14,360	15,594	16,943	22,077
MSCI Emerging Markets Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net)
Accumulated Value	10,000		11,721	14,644	13,559	11,161	17,677	15,668	13,991	15,132	16,356	21,190
FTSE Nareit Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Nareit Equity REITs Index
Accumulated Value	10,000		10,356.33838	9,889.288898	11,952.45629	9,410.91553	12,966.58295	16,401.40934	13,249.03039	14,645.65342	16,101.94127	17,202.85573
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index
Accumulated Value	10,000		12,153	13,649	14,261	11,057	20,941	21,013	18,830	22,865	22,154	27,348
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Accumulated Value	10,000		9,810	10,493	10,453	10,888	11,396	10,667	9,806	9,855	10,155	10,588
Bloomberg Global Aggregate Index Hedged to USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index, Hedged to USD
Accumulated Value	10,000		10,109	10,358	10,869	11,585	11,760	11,298	10,862	11,311	11,831	12,244
S And P Global Natural Resources Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global Natural Resources Index
Accumulated Value	10,000		12,380.61256	14,433.84509	14,334.32341	9,964.357354	16,585.63493	21,555.12266	20,344.17614	21,365.237	20,414.21962	29,440.86093
MSCI ACWI ex USA Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (net)
Accumulated Value	10,000		11,313	13,183	12,628	10,661	15,929	15,692	14,897	16,872	17,899	22,358
MSCI ACWI ex USA Index gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (gross)
Accumulated Value	10,000		11,369.7105	13,308.006	12,810.6766	10,871.4446	16,310.2752	16,140.0822	15,403.2767	17,533.8502	18,699.3757	23,483.2573
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Accumulated Value	10,000		12,303	14,596	15,158	12,342	23,474	20,111	17,980	21,638	20,587	25,440
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Accumulated Value	10,000		11,576	14,036	15,825	15,969	25,989	29,882	26,624	37,007	39,879	47,382
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Accumulated Value	10,000		11,407	13,658	15,231	13,792	23,254	23,047	21,084	26,625	27,576	30,213
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Index
Accumulated Value	$ 10,000		$ 11,703	$ 13,130	$ 13,980	$ 11,421	$ 19,831	$ 21,203	$ 19,341	$ 23,663	$ 24,277	$ 28,156